UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-00116

The Investment Company of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Michael W. Stockton

The Investment Company of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

Copies to:

Eric A. S. Richards

O’Melveny & Myers LLP

400 South Hope Street, 10th Floor

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Schedule of Investments

The Investment Company of America® Investment portfolio March 31, 2014 unaudited

Common stocks 93.20%
		Value
Energy 10.56%	Shares	(000)

Apache Corp.	2,150,000	$ 178,342
Baker Hughes Inc.	15,172,750	986,532
BG Group PLC[1]	7,177,000	133,853
BP PLC[1]	128,818,747	1,031,622
BP PLC (ADR)	620,500	29,846
Canadian Natural Resources, Ltd.	6,010,000	230,343
Chevron Corp.	3,016,000	358,633
ConocoPhillips	10,750,000	756,263
Devon Energy Corp.	5,230,000	350,044
Eni SpA[1]	14,657,000	368,076
EOG Resources, Inc.	2,872,200	563,439
Halliburton Co.	3,464,576	204,029
Kinder Morgan, Inc.	5,700,000	185,193
Royal Dutch Shell PLC, Class A (ADR)	8,623,700	630,048
Royal Dutch Shell PLC, Class B1	9,250,000	360,874
Schlumberger Ltd.	6,360,999	620,197
Southwestern Energy Co.[2]	10,722,700	493,351
		7,480,685

Materials 3.24%

ArcelorMittal[1]	7,540,000	122,150
Barrick Gold Corp.	1,725,000	30,757
Dow Chemical Co.	18,199,000	884,289
International Flavors & Fragrances Inc.	3,006,500	287,632
Newmont Mining Corp.	1,375,000	32,230
Praxair, Inc.	4,151,500	543,722
Rio Tinto PLC[1]	4,957,000	276,450
United States Steel Corp.	4,160,000	114,858
		2,292,088

Industrials 10.28%

CSX Corp.	28,640,771	829,723
Cummins Inc.	2,175,000	324,053
Danaher Corp.	3,800,000	285,000
Dover Corp.	1,072,742	87,697
Emerson Electric Co.	2,130,000	142,284
General Dynamics Corp.	14,577,800	1,587,814
General Electric Co.	21,875,000	566,344
Illinois Tool Works Inc.	6,400,000	520,512
Lockheed Martin Corp.	1,000,000	163,240
PACCAR Inc	1,025,000	69,126
Rockwell Automation	700,000	87,185
Schneider Electric SA1	3,918,000	348,335
Textron Inc.	7,530,200	295,862
Union Pacific Corp.	3,193,900	599,367
Common stocks
		Value
Industrials (continued)	Shares	(000)

United Continental Holdings, Inc.[2]	2,471,773	$ 110,315
United Parcel Service, Inc., Class B	5,365,000	522,444
United Technologies Corp.	3,046,852	355,994
Waste Management, Inc.	9,039,500	380,292
		7,275,587

Consumer discretionary 9.57%

Amazon.com, Inc.[2]	2,525,000	849,713
Comcast Corp., Class A	7,593,400	379,822
Comcast Corp., Class A, special nonvoting shares	6,000,000	292,560
DIRECTV[2]	2,500,000	191,050
Ford Motor Co.	9,500,000	148,200
General Motors Co.	18,928,309	651,512
Hasbro, Inc.	4,395,645	244,486
Home Depot, Inc.	11,500,000	909,995
Johnson Controls, Inc.	18,474,700	874,223
Kohl’s Corp.	2,794,000	158,699
Las Vegas Sands Corp.	2,978,000	240,563
NIKE, Inc., Class B	3,550,200	262,218
Nissan Motor Co., Ltd.[1]	6,045,000	53,800
Nordstrom, Inc.	1,500,000	93,675
Time Warner Inc.	8,104,000	529,434
Twenty-First Century Fox, Inc., Class A	10,340,290	330,579
Wynn Resorts, Ltd.	1,527,800	339,401
YUM! Brands, Inc.	3,002,362	226,348
		6,776,278

Consumer staples 9.06%

Altria Group, Inc.	35,779,053	1,339,210
Anheuser-Busch InBev NV1	1,008,000	105,950
Coca-Cola Co.	15,366,600	594,073
ConAgra Foods, Inc.	5,521,100	171,320
CVS/Caremark Corp.	6,466,652	484,093
General Mills, Inc.	3,920,000	203,134
Kellogg Co.	1,000,000	62,710
Kraft Foods Group, Inc.	6,124,722	343,597
Lorillard, Inc.	1,220,132	65,985
Mead Johnson Nutrition Co.	3,130,000	260,228
Mondelez International, Inc.	11,825,000	408,554
PepsiCo, Inc.	5,220,000	435,870
Philip Morris International Inc.	22,804,572	1,867,010
Reynolds American Inc.	1,333,332	71,227
		6,412,961

Health care 14.61%

Abbott Laboratories	6,635,000	255,514
AbbVie Inc.	27,592,000	1,418,229
Aetna Inc.	6,990,000	524,040
Alexion Pharmaceuticals, Inc.[2]	2,857,000	434,635
Allergan, Inc.	1,690,000	209,729
Amgen Inc.	19,761,003	2,437,322
Bayer AG1	1,981,500	267,972
Biogen Idec Inc.[2]	1,120,000	342,574

Common stocks
		Value
Health care (continued)	Shares	(000)

Boston Scientific Corp.[2]	11,313,608	$ 152,960
Express Scripts Holding Co.[2]	5,396,000	405,186
Gilead Sciences, Inc.[2]	28,245,079	2,001,446
Humana Inc.	2,805,413	316,226
Johnson & Johnson	600,000	58,938
Merck & Co., Inc.	2,800,000	158,956
Novartis AG1	3,345,000	284,109
Novartis AG (ADR)	256,556	21,812
Novo Nordisk A/S, Class B1	5,500,000	250,908
St. Jude Medical, Inc.	617,000	40,346
Teva Pharmaceutical Industries Ltd. (ADR)	4,100,000	216,644
UnitedHealth Group Inc.	6,681,123	547,785
		10,345,331

Financials 4.28%

Berkshire Hathaway Inc., Class B2	865,000	108,099
Capital One Financial Corp.	7,196,908	555,313
Citigroup Inc.	4,950,000	235,620
Credit Suisse Group AG1	10,102,909	327,151
Goldman Sachs Group, Inc.	1,660,000	271,991
HSBC Holdings PLC (United Kingdom)[1]	4,869,240	49,302
HSBC Holdings PLC (Hong Kong)[1]	10,000,000	101,560
HSBC Holdings PLC (ADR)	1,529,416	77,740
JPMorgan Chase & Co.	5,180,000	314,478
Prudential Financial, Inc.	3,735,000	316,168
Prudential PLC[1]	5,370,000	113,759
Société Générale[1]	3,432,877	211,915
U.S. Bancorp	8,165,000	349,952
		3,033,048

Information technology 17.64%

Accenture PLC, Class A	7,139,560	569,166
Adobe Systems Inc.[2]	3,130,000	205,766
Apple Inc.	2,411,300	1,294,241
ASML Holding NV1	4,250,000	393,470
Automatic Data Processing, Inc.	3,323,043	256,738
Broadcom Corp., Class A	17,964,700	565,529
Google Inc., Class A2	1,248,580	1,391,555
Hewlett-Packard Co.	32,477,183	1,050,962
Intel Corp.	4,840,000	124,920
International Business Machines Corp.	1,324,741	254,999
Intuit Inc.	1,950,000	151,573
KLA-Tencor Corp.	6,276,900	433,985
Linear Technology Corp.	2,000,000	97,380
Maxim Integrated Products, Inc.	2,757,700	91,335
Microsoft Corp.	22,334,100	915,475
Murata Manufacturing Co., Ltd.[1]	838,000	78,863
Oracle Corp.	51,000,300	2,086,422
Samsung Electronics Co. Ltd.[1]	505,000	638,607
Texas Instruments Inc.	27,675,773	1,304,913
Western Union Co.[3]	35,700,000	584,052
		12,489,951

Common stocks
		Value
Telecommunication services 5.43%	Shares	(000)

AT&T Inc.	18,000,000	$ 631,260
CenturyLink, Inc.	21,466,000	704,943
SoftBank Corp.[1]	2,618,000	197,448
Verizon Communications Inc.	41,926,939	1,994,465
Verizon Communications Inc. (CDI)[1]	6,270,859	298,995
Vodafone Group PLC[1]	5,277,727	19,430
		3,846,541

Utilities 3.95%

Dominion Resources, Inc.	5,623,824	399,235
Exelon Corp.	33,054,600	1,109,313
FirstEnergy Corp.	10,806,025	367,729
GDF SUEZ[1]	6,360,990	174,304
NextEra Energy, Inc.	300,000	28,686
NRG Energy, Inc.[3]	19,495,000	619,941
PG&E Corp.	2,225,000	96,120
		2,795,328

Miscellaneous 4.58%

Other common stocks in initial period of acquisition		3,244,894
Total common stocks (cost: $41,350,348,000)		65,992,692
Convertible securities 0.07%

	Principal amount
Materials 0.07%	(000)

ArcelorMittal 5.00% convertible debenture 2014	$ 48,620	48,863
Total convertible securities (cost: $75,345,000)		48,863
Bonds, notes & other debt instruments 0.14%

Financials 0.10%

JPMorgan Chase & Co., Series I, junior subordinated 7.90% (undated)[4]	62,936	71,432
U.S. Treasury bonds & notes 0.04%

U.S. Treasury 0.25% 2015	22,000	22,025
U.S. Treasury 4.25% 2015	4,000	4,224
		26,249

Total bonds, notes & other debt instruments (cost: $88,357,000)		97,681

Short-term securities 6.72%

Abbott Laboratories 0.08%–0.10% due 4/24–5/20/2014[5]	62,700	62,696
Chevron Corp. 0.07%–0.08% due 4/4–4/22/2014[5]	80,000	79,997
Coca-Cola Co. 0.11%–0.13% due 4/22–6/19/2014[5]	235,200	235,172
Emerson Electric Co. 0.09%–0.11% due 4/11–6/23/2014[5]	69,850	69,842
ExxonMobil Corp. 0.08% due 4/2/2014	83,400	83,399
Fannie Mae 0.05%–0.16% due 4/21–11/17/2014	397,700	397,615
Federal Farm Credit Banks 0.09%–0.13% due 4/11–9/3/2014	230,000	229,955

	Principal amount	Value
Short-term securities	(000)	(000)

Federal Home Loan Bank 0.05%–0.16% due 4/4–12/15/2014	$1,298,197	$ 1,297,867
Freddie Mac 0.06%–0.17% due 4/1/2014–1/16/2015	1,327,755	1,327,428
General Electric Co. 0.05% due 4/1/2014	35,500	35,500
John Deere Bank SA 0.08% due 4/16/2014[5]	21,800	21,799
John Deere Financial Ltd. 0.08%–0.09% due 4/9–5/7/2014[5]	81,300	81,297
Merck & Co. Inc. 0.08% due 5/22/2014[5]	34,400	34,397
National Rural Utilities Cooperative Finance Corp. 0.09%–0.10% due 4/17–5/8/2014	166,800	166,789
Paccar Financial Corp. 0.07% due 5/5/2014	25,000	24,998
PepsiCo Inc. 0.08% due 5/20/2014[5]	48,000	47,995
Pfizer Inc 0.09% due 6/18/2014[5]	75,000	74,992
Procter & Gamble Co. 0.08%–0.12% due 4/21–6/13/2014[5]	233,600	233,584
Regents of the University of California 0.12% due 5/8/2014	7,200	7,199
U.S. Treasury Bill 0.131% due 5/29/2014	37,500	37,499
Wal-Mart Stores, Inc. 0.08% due 4/7–5/13/2014[5]	212,000	211,991
Total short-term securities (cost $4,761,581,000)		4,762,011
Total investment securities (cost: $46,275,631,000)		70,901,247
Other assets less liabilities		(93,379)
Net assets		$70,807,868

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

Investments in affiliates

A company is an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. Further details on these holdings and related transactions during the three months ended March 31, 2014, appear below.

						Value of
						affiliates at
					Dividend income	3/31/2014
	Beginning shares	Additions	Reductions	Ending shares	(000)	(000)

NRG Energy, Inc.[6]	12,723,600	6,771,400	—	19,495,000	$ 2,298	$ 619,941
Western Union Co.	35,700,000	—	—	35,700,000	4,463	584,052
					$6,761	$1,203,993

1Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities, including those in “Miscellaneous,” was $6,992,740,000, which represented 9.88% of the net assets of the fund. This entire amount relates to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

2Security did not produce income during the last 12 months.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Coupon rate may change periodically.

5Acquired in a transaction exempt from registration under section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $1,153,762,000, which represented 1.63% of the net assets of the fund.

6This security was an unaffiliated issuer in its initial period of acquisition at 12/31/2013; it was not publicly disclosed.

Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of March 31, 2014 (dollars in thousands):

		Investment securities

		Level 1	Level 2*	Level 3	Total

Assets:
	Common stocks:
	Energy	$ 5,586,260	$ 1,894,425	$—	$ 7,480,685
	Materials	1,893,488	398,600	—	2,292,088
	Industrials	6,927,252	348,335	—	7,275,587
	Consumer discretionary	6,722,478	53,800	—	6,776,278
	Consumer staples	6,307,011	105,950	—	6,412,961
	Health care	9,542,342	802,989	—	10,345,331
	Financials	2,229,361	803,687	—	3,033,048
	Information technology	11,379,011	1,110,940	—	12,489,951
	Telecommunication services	3,330,668	515,873	—	3,846,541
	Utilities	2,621,024	174,304	—	2,795,328
	Miscellaneous	2,461,057	783,837	—	3,244,894
	Convertible securities	—	48,863	—	48,863
	Bonds, notes & other debt instruments	—	97,681	—	97,681
	Short-term securities	—	4,762,011	—	4,762,011
Total		$58,999,952	$11,901,295	$—	$70,901,247

*Securities with a value of $6,273,306,000, which represented 8.86% of the net assets of the fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to significant market movements following the close of local trading.

Federal income tax information	(dollars in thousands)

Gross unrealized appreciation on investment securities	$25,312,861
Gross unrealized depreciation on investment securities	(716,150)
Net unrealized appreciation on investment securities	24,596,711
Cost of investment securities for federal income tax purposes	46,304,536

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com.

MFGEFPX-004-0514O-S37670

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE INVESTMENT COMPANY OF AMERICA

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ James B. Lovelace
James B. Lovelace, Vice Chairman and Principal Executive Officer

Date: May 29, 2014

By /s/ Brian D. Bullard
Brian D. Bullard, Treasurer and Principal Financial Officer

Date: May 29, 2014